Other finance income and costs	12 Months Ended
Mar. 31, 2021
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Other finance income and costs
29. Other finance income and costs
Other finance income and costs consist of the following:

	Yen in millions
	For the years ended March 31,
	2020	2021
Other finance income
Interest income
Financial assets measured at amortized cost	37,201	17,526
Financial assets measured at fair value through other comprehensive income	84,629	88,074
Dividend income
Financial assets measured at fair value through other comprehensive income	110,243	88,837
Other	73,772	240,791

Total	305,846	435,229

Other finance costs
Interest expense
Financial liabilities measured at amortized cost	(44,114)	(42,421)
Other	(3,041)	(5,116)

Total	(47,155)	(47,537)

The increase in “Other finance income–Other” was due mainly to an increase during fiscal 2021 in profit on securities revaluation.